Label	Element	Value
Columbia Adaptive Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Adaptive Risk Allocation Fund (the Fund) pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 41 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 260% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	260.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 41 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Class C shares’ 10-year cost examples below reflect the Class C Shares 8-Year Conversion Policy.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by Columbia Management Investment Advisers, LLC (the Investment Manager).
The Investment Manager employs quantitative and fundamental methods to identify distinct market states and creates a strategic risk allocation for each state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities (generally consisting of fixed income securities issued by governments, which are referred to as interest rate assets, and other fixed income securities, which are referred to as spread assets).
The Fund may invest in securities and instruments issued by both U.S. and non-U.S. entities, including issuers in emerging market countries. The Fund may also invest in currencies. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade or are deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate and other bond futures), options and swaps (including credit default swaps, credit default swap indexes, interest rate swaps, and total return swaps).  The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize significant amounts of leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in the securities and instruments described herein directly or indirectly through investments in other mutual funds, real estate investment trusts, closed-end funds and exchange-traded funds (ETFs) (including both leveraged and inverse ETFs) managed by third parties or the Investment Manager or its affiliates. Depending on current and expected market and economic conditions, the Fund may invest all of its assets in underlying funds. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund involves risks, including Allocation Risk, Derivatives Risk, Quantitative Model Risk, Market Risk, Interest Rate Risk, Foreign Securities Risk, and Credit Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to various market states, there is no guarantee that it will be successful. Despite the Fund’s name, the Fund may be unsuccessful in allocating risk effectively. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections. The Fund's investments in commodities or commodity-related investments can be limited by the Fund's intention to qualify as a regulated investment company and can limit the Fund's ability to so qualify.  If an underlying fund in which the Fund invests that itself invests directly or indirectly in commodities fails to qualify as a regulated investment company, such failure could also cause the Fund to fail to so qualify.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund's losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Notes Risk. Exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities that expose the Fund to the risk that an ETN’s issuer may be unable to pay, which means that the Fund is subject to issuer credit risk. ETNs do not typically offer principal protection, so the Fund may lose some or all of its investment. The returns of ETNs are usually linked to the performance of a market benchmark or strategy, less investor fees and expenses. The Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s returns to be lower. The return on ETNs will typically be lower than the total return on a direct investment in the components of the underlying index or strategy because of the ETN’s investor fees and expenses.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU could have negative impacts on the UK and the EU as well as other European economies and the broader global economy including negative impacts on currency and financial markets. Such impacts could result in increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. This risk may be particularly acute in the current market environment. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such underlying funds. The Investment Manager has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all. The underlying funds may not achieve their investment objective. The Fund, through its investment in underlying funds, may not achieve its investment objective.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Model Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges) for periods prior to its inception date.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2019 8.99% Worst 2nd Quarter 2013 -11.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Adaptive Risk Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 676
3 years	rr_ExpenseExampleYear03	890
5 years	rr_ExpenseExampleYear05	1,121
10 years	rr_ExpenseExampleYear10	1,784
1 year	rr_ExpenseExampleNoRedemptionYear01	676
3 years	rr_ExpenseExampleNoRedemptionYear03	890
5 years	rr_ExpenseExampleNoRedemptionYear05	1,121
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,784
2013	rr_AnnualReturn2013	(6.16%)	[3]
2014	rr_AnnualReturn2014	10.22%	[3]
2015	rr_AnnualReturn2015	(4.85%)	[3]
2016	rr_AnnualReturn2016	9.27%	[3]
2017	rr_AnnualReturn2017	13.05%	[3]
2018	rr_AnnualReturn2018	(4.68%)	[3]
2019	rr_AnnualReturn2019	18.57%	[3]
2020	rr_AnnualReturn2020	9.16%	[3]
2021	rr_AnnualReturn2021	10.67%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.83%)
1 Year	rr_AverageAnnualReturnYear01	4.27%
5 Years	rr_AverageAnnualReturnYear05	7.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.80%	[2]
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	11.03%
5 Years	rr_AverageAnnualReturnYear05	9.35%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Columbia Adaptive Risk Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.80%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 283
3 years	rr_ExpenseExampleYear03	566
5 years	rr_ExpenseExampleYear05	975
10 years	rr_ExpenseExampleYear10	1,919
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	566
5 years	rr_ExpenseExampleNoRedemptionYear05	975
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,919
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	8.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.56%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.80%	[2]
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	9.35%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.64%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.81%	[2]
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	10.98%
5 Years	rr_AverageAnnualReturnYear05	9.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.66%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%	[2]
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 954
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	9.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.63%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Columbia Adaptive Risk Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%	[2]
1 year	rr_ExpenseExampleYear01	$ 132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	713
10 years	rr_ExpenseExampleYear10	1,568
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	412
5 years	rr_ExpenseExampleNoRedemptionYear05	713
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,568
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.11%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	4.99%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.76%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	5.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.74%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Modified Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Years	rr_AverageAnnualReturnYear05	10.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.90%
Columbia Adaptive Risk Allocation Fund | New Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Global Aggregate Bond Hedged Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
5 Years	rr_AverageAnnualReturnYear05	10.23%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.28%
Columbia Adaptive Risk Allocation Fund | FTSE Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.63%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[3]	Year to Date return as of June 30, 2022: -11.85%
[4]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.